AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 93.6%
Affiliated Mutual Funds — 32.9%
AST High Yield Portfolio*	290,714	$3,209,483
AST Prudential Core Bond Portfolio*	1,771,976	24,736,778
AST QMA US Equity Alpha Portfolio*	308,327	9,558,132
PGIM Select Real Estate Fund (Class R6)	219,617	2,576,109

Total Affiliated Mutual Funds (cost $35,601,420)(w)		40,080,502
Common Stocks — 17.8%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	19,746	49,479
Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	9,616	437,272
DSV Panalpina A/S (Denmark)	651	105,766
		543,038
Airlines — 0.1%
Air Canada (Canada)*	2,400	28,280
Deutsche Lufthansa AG (Germany)*	5,978	51,469
		79,749
Auto Components — 0.1%
Hankook Tire & Technology Co. Ltd. (South Korea)	1,920	51,627
Hyundai Mobis Co. Ltd. (South Korea)	243	47,748
		99,375
Automobiles — 0.3%
Hyundai Motor Co. (South Korea)	917	139,622
Kia Motors Corp. (South Korea)	3,151	126,319
Peugeot SA (France)*	2,567	46,539
		312,480
Banks — 1.1%
Absa Group Ltd. (South Africa)	8,562	45,621
Banco do Brasil SA (Brazil)	8,300	43,895
Banco Santander Brasil SA (Brazil), UTS	9,300	46,203
Bank of Communications Co. Ltd. (China) (Class H Stock)	59,000	28,522
BNK Financial Group, Inc. (South Korea)	19,410	83,833
Chiba Bank Ltd. (The) (Japan)	5,300	29,234
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	80,000	31,038
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	28,464
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	53,600	28,177
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	82,000	30,305
Hana Financial Group, Inc. (South Korea)	15,352	369,194
Industrial Bank of Korea (South Korea)	12,897	88,047
KB Financial Group, Inc. (South Korea)	3,120	99,929
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Mediobanca Banca di Credito Finanziario SpA (Italy)	4,424	$34,667
Nedbank Group Ltd. (South Africa)	8,222	49,429
Shinhan Financial Group Co. Ltd. (South Korea)	5,079	119,212
Turkiye Garanti Bankasi A/S (Turkey)*	18,357	16,871
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	6,245	4,330
VTB Bank PJSC (Russia)*	105,730,000	46,930
Woori Financial Group, Inc. (South Korea)	8,722	63,861
		1,287,762
Beverages — 0.0%
Coca-Cola HBC AG (Switzerland)*	1,853	45,776
Capital Markets — 0.4%
CI Financial Corp. (Canada)	4,100	52,006
Credit Suisse Group AG (Switzerland)	17,192	172,192
Hargreaves Lansdown PLC (United Kingdom)	1,872	37,885
Meritz Securities Co. Ltd. (South Korea)	17,543	48,645
Partners Group Holding AG (Switzerland)	53	48,792
Reinet Investments SCA (Luxembourg)	429	7,427
Singapore Exchange Ltd. (Singapore)	12,000	80,769
UBS Group AG (Switzerland)	4,288	47,802
		495,518
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	11,000	85,026
Construction & Engineering — 0.1%
Daelim Industrial Co. Ltd. (South Korea)	1,095	72,648
GS Engineering & Construction Corp. (South Korea)	359	7,375
		80,023
Construction Materials — 0.1%
James Hardie Industries PLC, CDI	2,994	71,469
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	10,722
Haci Omer Sabanci Holding A/S (Turkey)	22,952	24,774
M&G PLC (United Kingdom)	10,815	22,233
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	6,800	31,395
ORIX Corp. (Japan)	2,700	33,526
REC Ltd. (India)	37,830	50,982
		173,632
Diversified Telecommunication Services — 0.2%
Elisa OYJ (Finland)	247	14,537
Nippon Telegraph & Telephone Corp. (Japan)	8,700	177,334
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Proximus SADP (Belgium)	1,939	$35,351
Telenor ASA (Norway)	2,931	49,121
		276,343
Electric Utilities — 1.0%
Centrais Eletricas Brasileiras SA (Brazil)	14,100	76,502
Chubu Electric Power Co., Inc. (Japan)	3,100	37,707
Endesa SA (Spain)	1,710	45,682
Enel SpA (Italy)	40,565	352,037
Energisa SA (Brazil), UTS	6,000	44,125
Equatorial Energia SA (Brazil)	14,200	53,479
Fortum OYJ (Finland)	17,580	355,895
Iberdrola SA (Spain)	4,867	59,737
Inter RAO UES PJSC (Russia)	341,000	24,637
PGE Polska Grupa Energetyczna SA (Poland)*	40,082	66,610
Power Grid Corp. of India Ltd. (India)	6,723	14,835
Red Electrica Corp. SA (Spain)	2,427	45,453
Terna Rete Elettrica Nazionale SpA (Italy)	10,070	70,431
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	9,100	25,043
		1,272,173
Electronic Equipment, Instruments & Components — 0.4%
AU Optronics Corp. (Taiwan)*	170,000	66,588
Delta Electronics, Inc. (Taiwan)	7,000	45,979
Foxconn Technology Co. Ltd. (Taiwan)	17,000	30,399
Hon Hai Precision Industry Co. Ltd. (Taiwan)	30,000	80,632
Innolux Corp. (Taiwan)*	129,000	42,255
Synnex Technology International Corp. (Taiwan)	71,000	101,655
WPG Holdings Ltd. (Taiwan)	11,000	14,818
Yageo Corp. (Taiwan)	4,000	49,094
Zhen Ding Technology Holding Ltd. (Taiwan)	10,000	43,902
		475,322
Entertainment — 0.1%
CD Projekt SA (Poland)*	519	56,202
Vivendi SA (France)	1,745	48,527
		104,729
Equity Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France)	53	3,737
Gecina SA (France)	46	6,072
Klepierre SA (France)	196	2,753
Unibail-Rodamco-Westfield (France)	133	4,914
		17,476
Food & Staples Retailing — 0.5%
E-MART, Inc. (South Korea)	213	25,869
Empire Co. Ltd. (Canada) (Class A Stock)	1,900	55,150
George Weston Ltd. (Canada)	300	22,059
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
ICA Gruppen AB (Sweden)	969	$49,288
Koninklijke Ahold Delhaize NV (Netherlands)	14,614	432,891
Loblaw Cos. Ltd. (Canada)	900	47,131
Metro, Inc. (Canada)	800	38,385
		670,773
Food Products — 0.1%
a2 Milk Co. Ltd. (The) (New Zealand)*	3,304	33,573
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,900	13,492
Nestle Malaysia Bhd (Malaysia)	900	30,596
		77,661
Gas Utilities — 0.2%
Enagas SA (Spain)	1,758	40,487
Naturgy Energy Group SA (Spain)	2,383	47,799
Osaka Gas Co. Ltd. (Japan)	400	7,787
Snam SpA (Italy)	18,437	94,855
		190,928
Health Care Equipment & Supplies — 0.8%
Asahi Intecc Co. Ltd. (Japan)	600	18,839
Coloplast A/S (Denmark) (Class B Stock)	276	43,560
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,054	45,115
Hartalega Holdings Bhd (Malaysia)	26,000	101,801
Hoya Corp. (Japan)	800	90,316
Koninklijke Philips NV (Netherlands)*	8,231	387,366
Kossan Rubber Industries (Malaysia)	16,500	54,476
Olympus Corp. (Japan)	3,000	62,341
Sysmex Corp. (Japan)	600	57,312
Top Glove Corp. Bhd (Malaysia)	87,600	175,916
		1,037,042
Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	14,196	86,900
Berkeley Group Holdings PLC (United Kingdom)	1,813	98,718
Coway Co. Ltd. (South Korea)*	1,434	97,832
LG Electronics, Inc. (South Korea)	891	70,188
Nien Made Enterprise Co. Ltd. (Taiwan)	4,000	47,865
Persimmon PLC (United Kingdom)	2,463	78,368
Taylor Wimpey PLC (United Kingdom)	30,920	43,166
		523,037
Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)*	1,276	43,055
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	2,600	40,121
Engie Brasil Energia SA (Brazil)	5,400	38,914
		79,035

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	16,300	$10,099
CITIC Ltd. (China)	38,000	28,099
CJ Corp. (South Korea)	480	33,274
CK Hutchison Holdings Ltd. (United Kingdom)	1,500	9,086
Hanwha Corp. (South Korea)	2,460	53,110
Jardine Matheson Holdings Ltd. (Hong Kong)	1,900	75,451
KOC Holding A/S (Turkey)	23,650	44,991
Shanghai Industrial Holdings Ltd. (China)	3,000	4,009
		258,119
Insurance — 0.8%
Ageas SA/NV (Belgium)	956	39,109
Aviva PLC (United Kingdom)	9,494	34,928
AXA SA (France)	2,430	44,808
BB Seguridade Participacoes SA (Brazil)	11,200	48,582
DB Insurance Co. Ltd. (South Korea)	344	13,256
Direct Line Insurance Group PLC (United Kingdom)	11,781	40,986
Fairfax Financial Holdings Ltd. (Canada)	300	88,341
Great-West Lifeco, Inc. (Canada)	2,500	48,853
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,515	47,950
iA Financial Corp., Inc. (Canada)	1,400	48,733
Intact Financial Corp. (Canada)	400	42,831
Japan Post Insurance Co. Ltd. (Japan)	3,400	53,427
Manulife Financial Corp. (Canada)	3,600	50,071
NN Group NV (Netherlands)	1,362	51,124
Old Mutual Ltd. (South Africa)	30,651	18,960
Porto Seguro SA (Brazil)	6,100	52,322
Power Corp. of Canada (Canada)	5,000	97,969
RSA Insurance Group PLC (United Kingdom)*	1,361	7,945
SCOR SE (France)*	1,623	44,999
Sul America SA (Brazil), UTS	6,500	45,684
Sun Life Financial, Inc. (Canada)	1,200	48,899
		969,777
Interactive Media & Services — 0.0%
Auto Trader Group PLC (United Kingdom), 144A	2,445	17,753
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd. (China), ADR*	328	96,425
IT Services — 1.4%
Atos SE (France)*	594	47,839
Fujitsu Ltd. (Japan)	800	109,477
HCL Technologies Ltd. (India)	39,800	439,814
Infosys Ltd. (India)	10,247	141,542
Itochu Techno-Solutions Corp. (Japan)	1,300	49,392
NEC Corp. (Japan)	1,000	58,501
Nomura Research Institute Ltd. (Japan)	8,300	244,424
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Otsuka Corp. (Japan)	900	$46,051
Tata Consultancy Services Ltd. (India)	4,680	158,553
Tech Mahindra Ltd. (India)	11,674	125,809
Wipro Ltd. (India)	80,176	341,715
		1,763,117
Machinery — 0.1%
ANDRITZ AG (Austria)	1,596	49,310
Epiroc AB (Sweden) (Class B Stock)	1,008	13,992
Yangzijiang Shipbuilding Holdings Ltd. (China)	68,400	49,772
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	3,200	3,103
		116,177
Marine — 0.4%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	61	89,416
AP Moller - Maersk A/S (Denmark) (Class B Stock)	221	350,154
MISC Bhd (Malaysia)	4,600	8,323
		447,893
Media — 0.0%
Publicis Groupe SA (France)	1,543	49,871
Telenet Group Holding NV (Belgium)	397	15,421
		65,292
Metals & Mining — 1.8%
Alrosa PJSC (Russia)	66,240	62,878
BHP Group Ltd. (Australia)	2,039	52,116
BHP Group PLC (Australia)	2,482	52,885
BlueScope Steel Ltd. (Australia)	6,240	56,907
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	82,857	101,604
Evolution Mining Ltd. (Australia)	11,362	46,931
Evraz PLC (Russia)	31,132	137,952
Fortescue Metals Group Ltd. (Australia)	35,367	415,142
Kumba Iron Ore Ltd. (South Africa)	2,012	59,634
Magnitogorsk Iron & Steel Works PJSC (Russia)	232,100	115,219
MMC Norilsk Nickel PJSC (Russia)	1,024	247,553
Newcrest Mining Ltd. (Australia)	2,050	45,915
Novolipetsk Steel PJSC (Russia)	24,000	53,014
Polyus PJSC (Russia)	1,278	268,122
Rio Tinto Ltd. (Australia)	1,440	97,654
Rio Tinto PLC (Australia)	1,857	111,508
Severstal PJSC (Russia)	22,607	288,667
South32 Ltd. (Australia)	30,853	45,454
		2,259,155
Multiline Retail — 0.1%
Wesfarmers Ltd. (Australia)	2,907	92,939
Oil, Gas & Consumable Fuels — 0.1%
Adaro Energy Tbk PT (Indonesia)	308,600	23,613
Ecopetrol SA (Colombia)	23,629	11,700

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Repsol SA (Spain)	6,595	$44,175
Tatneft PJSC (Russia)	955	5,679
United Tractors Tbk PT (Indonesia)	14,100	21,675
		106,842
Personal Products — 0.2%
Unilever NV (United Kingdom)	3,421	206,347
Pharmaceuticals — 1.4%
Astellas Pharma, Inc. (Japan)	3,100	46,190
AstraZeneca PLC (United Kingdom)	685	74,791
Chugai Pharmaceutical Co. Ltd. (Japan)	1,000	44,858
Dr. Reddy’s Laboratories Ltd. (India)	926	65,273
GlaxoSmithKline PLC (United Kingdom)	16,107	301,337
Hikma Pharmaceuticals PLC (Jordan)	3,331	111,255
Novartis AG (Switzerland)	1,252	108,537
Novo Nordisk A/S (Denmark) (Class B Stock)	829	57,292
Orion OYJ (Finland) (Class B Stock)	8,644	390,583
Richter Gedeon Nyrt (Hungary)	1,973	41,679
Roche Holding AG (Switzerland)	1,027	351,794
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	10,160	91,542
		1,685,131
Professional Services — 0.3%
Randstad NV (Netherlands)*	1,843	96,168
RELX PLC (United Kingdom)	1,258	27,983
Wolters Kluwer NV (Netherlands)	2,507	213,903
		338,054
Real Estate Management & Development — 0.8%
Agile Group Holdings Ltd. (China)	74,000	97,507
Aldar Properties PJSC (United Arab Emirates)	99,067	54,368
China Aoyuan Group Ltd. (China)	6,000	6,175
China Evergrande Group (China)	13,000	33,254
CIFI Holdings Group Co. Ltd. (China)	58,000	43,124
CK Asset Holdings Ltd. (Hong Kong)	9,000	44,166
Emaar Properties PJSC (United Arab Emirates)*	61,817	47,050
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	38,800	50,406
Hang Lung Properties Ltd. (Hong Kong)	15,000	38,241
Henderson Land Development Co. Ltd. (Hong Kong)	6,900	25,596
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	10,061
Kaisa Group Holdings Ltd. (China)*	85,000	43,828
Kerry Properties Ltd. (Hong Kong)	18,000	46,339
KWG Group Holdings Ltd. (China)	32,500	56,094
Logan Group Co. Ltd. (China)	23,000	36,789
New World Development Co. Ltd. (Hong Kong)	5,000	24,395
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Shanghai Industrial Urban Development Group Ltd. (China)	600	$58
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	3,360	2,820
Shimao Group Holdings Ltd. (China)	11,000	45,846
Sino Land Co. Ltd. (Hong Kong)	8,000	9,379
Sino-Ocean Group Holding Ltd. (China)	64,500	13,077
SOHO China Ltd. (China)*	26,000	7,052
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	25,681
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	101,672
Swire Properties Ltd. (Hong Kong)	8,400	22,256
Wharf Holdings Ltd. (The) (Hong Kong)	24,000	47,960
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	15,000	61,424
Yuexiu Property Co. Ltd. (China)	92,000	18,023
		1,012,641
Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	600	63,900
Canadian Pacific Railway Ltd. (Canada)	300	91,258
		155,158
Semiconductors & Semiconductor Equipment — 1.3%
ASE Technology Holding Co. Ltd. (Taiwan)	23,000	47,307
ASMedia Technology, Inc. (Taiwan)	1,000	50,821
Globalwafers Co. Ltd. (Taiwan)	7,000	93,626
MediaTek, Inc. (Taiwan)	4,000	84,654
Nanya Technology Corp. (Taiwan)	25,000	50,125
Novatek Microelectronics Corp. (Taiwan)	15,000	138,506
Phison Electronics Corp. (Taiwan)	11,000	101,409
Powertech Technology, Inc. (Taiwan)	33,000	99,029
Realtek Semiconductor Corp. (Taiwan)	8,000	102,777
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10,000	151,077
Tokyo Electron Ltd. (Japan)	200	52,177
United Microelectronics Corp. (Taiwan)	463,000	459,993
Vanguard International Semiconductor Corp. (Taiwan)	17,000	56,830
Win Semiconductors Corp. (Taiwan)	6,000	59,845
Winbond Electronics Corp. (Taiwan)	84,000	40,880
		1,589,056
Software — 0.1%
Open Text Corp. (Canada)	200	8,454
Oracle Corp. (Japan)	500	53,922
Trend Micro, Inc. (Japan)	800	48,818
		111,194

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail — 0.2%
Hennes & Mauritz AB (Sweden) (Class B Stock)	4,201	$72,381
Industria de Diseno Textil SA (Spain)	3,075	85,617
Kingfisher PLC (United Kingdom)	13,345	51,047
		209,045
Technology Hardware, Storage & Peripherals — 0.6%
Advantech Co. Ltd. (Taiwan)	8,798	88,910
Asustek Computer, Inc. (Taiwan)	15,000	131,790
Catcher Technology Co. Ltd. (Taiwan)	7,000	44,222
Chicony Electronics Co. Ltd. (Taiwan)	17,000	49,655
Compal Electronics, Inc. (Taiwan)	74,000	48,884
Inventec Corp. (Taiwan)	69,000	53,736
Lite-On Technology Corp. (Taiwan)	42,000	67,078
Micro-Star International Co. Ltd. (Taiwan)	12,000	55,606
Pegatron Corp. (Taiwan)	21,000	46,621
Quanta Computer, Inc. (Taiwan)	17,000	44,637
Wistron Corp. (Taiwan)	56,000	57,963
		689,102
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	3,996	79,855
Feng TAY Enterprise Co. Ltd. (Taiwan)	7,200	43,438
Formosa Taffeta Co. Ltd. (Taiwan)	10,000	10,836
Pou Chen Corp. (Taiwan)	80,000	72,602
		206,731
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	1,253	44,972
Imperial Brands PLC (United Kingdom)	2,704	47,710
Swedish Match AB (Sweden)	5,004	408,938
		501,620
Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	1,900	48,582
Marubeni Corp. (Japan)	5,800	32,880
Posco International Corp. (South Korea)	626	7,162
		88,624
Transportation Infrastructure — 0.0%
Fraport AG Frankfurt Airport Services Worldwide (Germany)*	658	26,105
Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,900	32,494
Wireless Telecommunication Services — 0.5%
KDDI Corp. (Japan)	3,700	93,289
NTT DOCOMO, Inc. (Japan)	8,000	294,992
SoftBank Corp. (Japan)	6,000	67,070
SoftBank Group Corp. (Japan)	1,600	99,471
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Turkcell Iletisim Hizmetleri A/S (Turkey)	12,050	$23,758
		578,580

Total Common Stocks (cost $21,443,808)		21,714,272
Exchange-Traded Funds — 42.6%
Franklin LibertyQ Emerging Markets ETF	28,000	724,845
Invesco QQQ Trust Series 1	67,850	18,851,444
iShares 10-20 Year Treasury Bond ETF	3,100	516,119
iShares 1-3 Year Treasury Bond ETF	39,900	3,451,749
iShares 20+ Year Treasury Bond ETF	8,900	1,453,014
iShares 3-7 Year Treasury Bond ETF	29,500	3,940,905
iShares 7-10 Year Treasury Bond ETF	8,100	986,742
iShares Core S&P 500 ETF	16,600	5,578,596
iShares Core U.S. Aggregate Bond ETF	37,300	4,403,638
iShares Currency Hedged MSCI Japan ETF (Japan)	6,000	191,700
iShares MSCI EAFE ETF	110,400	7,026,960
iShares MSCI Emerging Markets ETF	27,100	1,194,839
iShares MSCI France ETF (France)	23,700	662,178
iShares MSCI Germany ETF (Germany)	67,300	1,960,449
iShares MSCI Spain ETF (Spain)	3,500	76,160
SPDR S&P Biotech ETF	3,100	345,433
Technology Select Sector SPDR Fund	4,600	536,820

Total Exchange-Traded Funds (cost $47,711,196)		51,901,591
Preferred Stocks — 0.3%
Automobiles — 0.1%
Hyundai Motor Co. (South Korea) (2nd PRFC)	799	60,326
Banks — 0.0%
Itausa SA (Brazil) (PRFC)	28,000	44,075
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	10,600	59,097
Cia Energetica de Minas Gerais (Brazil) (PRFC)	31,847	57,219
Cia Paranaense de Energia (Brazil) (PRFC B)	4,500	49,833
		166,149
Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	96,300	48,635

Total Preferred Stocks (cost $366,938)		319,185

Total Long-Term Investments (cost $105,123,362)		114,015,550

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Short-Term Investments — 6.3%
Affiliated Mutual Fund — 5.8%
PGIM Core Ultra Short Bond Fund (cost $7,069,492)(w)	7,069,492	$7,069,492

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.5%
U.S. Treasury Bills
0.100%	12/17/20	600	599,878
(cost $599,872)

Total Short-Term Investments (cost $7,669,364)				7,669,370

TOTAL INVESTMENTS—99.9% (cost $112,792,726)				121,684,920

Other assets in excess of liabilities(z) — 0.1%				77,562

Net Assets — 100.0%				$121,762,482

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	Mini MSCI EAFE Index	Dec. 2020	$370,640	$(6,931)
26	S&P 500 E-Mini Index	Dec. 2020	4,357,600	28,297
				$21,366
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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